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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6535

           Van Kampen Trust For Investment Grade California Municipals
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)         DESCRIPTION                                                               COUPON      MATURITY       VALUE
              MUNICIPAL BONDS    155.7%
              CALIFORNIA    154.2%
 1,020        A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                            *       08/01/17        $   590,927
 1,000        Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev
              Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)                          6.400%    08/15/30          1,086,940
 3,540        Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub
              Impt Proj Ser C (FSA Insd)                                                    *       09/01/32            874,238
 1,000        Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)         5.000     08/01/23          1,043,440
 2,000        Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay
              Area Ser D                                                                  5.000     04/01/17          2,175,420
 3,535        Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (a)                    5.500     08/01/20          3,987,339
 1,000        California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                 5.250     04/01/24          1,014,910
 1,000        California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                 6.750     06/01/30          1,089,130
   505        California Ed Fac Auth Rev Student Ln CA Ln Pgm Ser A
              (AMT) (MBIA Insd)                                                           6.000     03/01/16            534,987
   175        California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln
              Ser A (CA MTG Insd)                                                         6.700     03/01/11            175,409
   275        California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln
              Ser A (CA MTG Insd)                                                         6.750     03/01/20            275,800
 2,500        California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare
              Ser A (CA MTG Insd)                                                         6.125     05/01/12          2,504,450
   975        California Hsg Fin Agy Rev Home Mtg Ser M (AMT) (MBIA Insd)                 5.550     08/01/17            975,000
 1,000        California Hsg Fin Agy Rev Multi-Family Hsg III Ser A
              (AMT) (MBIA Insd)                                                           5.850     08/01/17          1,045,350
 2,000        California Pollutn Ctl Fin Auth Pollutn Ctl Rev Pacific Gas
              & Elec Ser A Rfdg (AMT) (FGIC Insd)                                         3.500     12/01/23          2,027,060
 4,500        California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA
              Edison Co (AMT) (AMBAC Insd)                                                6.000     07/01/27          4,548,060
 2,110        California Spl Dists Fin Prog Ser 00 (MBIA Insd) (a)                        5.250     12/01/26          2,275,487
 1,000        California St (CIFG Insd)                                                   5.000     10/01/22          1,063,040
 2,000        California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                           5.500     05/01/16          2,269,620
   835        California St Dept Wtr Res Rev Ser W                                        5.500     12/01/17            948,159
   165        California St Dept Wtr Res Rev Ser W (Prerefunded @ 12/01/11)               5.500     12/01/17            189,671
 1,000        California St Univ Fresno Assn Sr Aux Organization Event Ctr                6.000     07/01/26          1,069,820
 1,000        California St Vet Bd Ser BH (AMT) (FSA Insd)                                5.400     12/01/15          1,050,870
 1,600        California St Vet Bd Ser BH (AMT) (FSA Insd)                                5.400     12/01/16          1,681,392
 1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
              (MBIA Insd) (a)                                                               *       08/01/30            298,549
 1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A
              (MBIA Insd) (a)                                                               *       08/01/31            282,349


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
  1,000        Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                              5.000     05/01/27          1,052,740
  1,700        Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)                    5.375     09/01/20          1,899,121
  2,000        Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                            5.300     07/01/21          2,168,680
  1,605        Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Ser
               B Rfdg (XLCA Insd)                                                          5.250     09/01/34          1,718,859
  2,900        Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                                5.500     08/01/22          3,290,572
  1,000        Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj                6.300     09/01/36          1,066,820
  1,000        Corona, CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)                5.000     09/01/17          1,087,540
  1,360        Csuci Fin Auth Rev CA East Campus Cmnty Ser A
               (LOC - Citibank) (MBIA Insd)                                                5.125     09/01/21          1,486,902
  1,245        Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser
               A (AMT) (FNMA Collateralized)                                               5.850     05/01/30          1,293,082
  1,000        Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
               No 5 New Sch (FSA Insd)                                                     5.375     08/15/29          1,084,920
  1,000        Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)               5.250     12/01/19          1,086,690
  1,950        Fontana, CA Redev Agy Tax Alloc Southwest Indl Park
               Proj (MBIA Insd)                                                            5.200     09/01/30          2,082,346
 10,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *       01/15/25          3,155,200
  3,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
               Apprec Sr Lien Ser A (Escrowed to Maturity)                                 7.050     01/01/10          3,588,600
  1,680        Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (a)                             5.250     09/01/17          1,869,235
  1,000        Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                      5.250     11/01/23          1,091,840
  1,000        Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
               Campus/Kern Cmnty (AMBAC Insd) (a)                                            *       08/01/22            443,150
  1,000        Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)                        5.000     12/01/18          1,083,310
  1,105        Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                        *       08/01/20            546,445
  1,000        Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj
               Rfdg (MBIA Insd)                                                            5.125     07/01/30          1,063,610
  1,000        Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)                        5.000     06/01/26          1,041,920
  1,000        Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A.
               (AMBAC Insd)                                                                6.000     11/01/19          1,156,380
  1,473        Los Angeles, CA Multi-Family Rev Hsg Earthquake
               Rehab Proj Ser A (AMT) (FNMA Collateralized)                                5.700     12/01/27          1,523,625
  1,000        Los Angeles, CA Wtr & Pwr Rev Ser A                                         5.250     07/01/18          1,026,390
  1,000        Los Gatos, CA Jt Uni High Sch Election of 1998 Ser
               C (FSA Insd)                                                                5.000     06/01/27          1,053,190
  1,000        Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)                   5.250     06/01/30          1,077,240
  1,000        Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                     5.000     10/01/26          1,058,680
  1,670        National City, CA Cmnty Dev Tax Alloc Redev Proj Ser B
               Rfdg (AMBAC Insd) (a)                                                       5.000     08/01/25          1,778,884
  1,000        Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                            5.000     08/01/17          1,048,250
  1,000        Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                         6.200     08/01/30          1,178,180
  1,965        Pacifica, CA Wastewater Rev Rfdg (AMBAC Insd) (a)                           5.250     10/01/22          2,170,991

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
  1,500        Placentia-Yorba Linda, CA Uni Ser A (FGIC Insd)                             5.000     08/01/26          1,578,000
  3,000        Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                               5.000     11/01/22          3,142,020
  1,220        Rancho Mirage, CA Redev Agy Tax Redev Plan 1984
               Proj Ser A 1 (MBIA Insd)                                                    5.000     04/01/26          1,275,571
  1,000        Redlands, CA Lease Rev Ctfs Partn Rfdg (AMBAC Insd)                         5.000     09/01/17          1,087,540
  1,000        Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
               Rfdg (MBIA Insd)                                                            4.750     08/01/21          1,029,980
  1,650        Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                          *       06/01/20            806,421
  1,000        Salinas Vly CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                      5.250     08/01/27          1,050,870
  1,000        San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj
               (MBIA Insd)                                                                 5.000     08/01/28          1,045,270
  1,500        San Diego, CA Redev Agy Centre City Redev Proj Ser A                        6.400     09/01/25          1,599,930
  1,000        San Diego, CA Uni Port Dist Rev Ser B (MBIA Insd)                           5.000     09/01/24          1,071,930
  1,185        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
               Second Ser Issue 15B (MBIA Insd)                                            4.800     05/01/17          1,236,844
  1,660        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev
               Spl Fac Lease Ser A (AMT) (FSA Insd)                                        6.125     01/01/27          1,821,701
  1,000        San Francisco, CA City & Cnty Arpt Commn Intl Arpt
               Second Ser 27A Rfdg (AMT) (MBIA Insd)                                       5.250     05/01/26          1,042,880
  1,000        San Fransisco, CA City & Cnty Arpt Commn Intl Arpt Rev
               Second Ser 30 Rfdg (XLCA Insd)                                              5.250     05/01/16          1,114,610
  1,000        San Ramon Vly, CA Uni Sch Election 2002 (FSA Insd)                          5.000     08/01/24          1,071,450
  1,000        Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                    5.600     08/01/23          1,198,260
  2,000        Santa Ana, CA Uni Sch Dist (MBIA Insd)                                      5.375     08/01/27          2,209,320
  1,000        Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj
               (FSA Insd)                                                                    *       04/01/36            198,500
  2,000        South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                   5.800     09/02/18          2,266,240
     35        Southern CA Home Fin Auth Single Family Mtg Rev
               Ser A (AMT) (GNMA Collateralized)                                           6.750     09/01/22             35,012
  1,300        Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (a)                             *       08/01/22            576,095
  2,000        University of CA Ctf Part San Diego Campus Proj Ser A                       5.250     01/01/32          2,095,460
  4,000        University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)                   5.250     05/15/30          4,272,400
  1,200        Ventura Cnty, CA Cmnty College Dist Ser A (MBIA Insd)                       5.500     08/01/23          1,359,408
  1,000        Vista, CA Uni Sch Dist Ser A (FSA Insd)                                     5.000     08/01/23          1,072,820
  2,000        William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty
               Fac Rfdg (FSA Insd)                                                         6.500     09/01/14          2,089,400
  1,000        Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)                   5.000     03/01/25          1,058,850
                                                                                                                     -----------
                                                                                                                     119,757,591
                                                                                                                     -----------

               U. S. VIRGIN ISLANDS    1.5%
  1,000        Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt
               Ser A                                                                       6.375     10/01/19          1,157,460
                                                                                                                     -----------

TOTAL INVESTMENTS    155.7%
   (Cost $112,399,737)                                                                                               120,915,051

OTHER ASSETS IN EXCESS OF LIABILITIES    2.3%                                                                          1,775,162

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.0%)                                                        (45,030,450)
                                                                                                                     -----------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                     $77,659,763
                                                                                                                     ===========



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                        Percentages are calculated as a percentage of net assets
                        applicable to common shares.
   *                    Zero coupon bond
   (a)                  The Trust owns 100% of the bond issuance.
   AMBAC           -    AMBAC Indemnity Corp.
   Asset Gty       -    Asset Guaranty Insurance Co.
   CA MTG          -    California Mortgage Insurance
   CIFG            -    CDC IXIS Financial Guaranty
   Connie Lee      -    Connie Lee Insurance Co.
   FGIC            -    Financial Guaranty Insurance Co.
   FNMA            -    Federal National Mortgage Association
   FSA             -    Financial Security Assurance Inc.
   GNMA            -    Government National Mortgage Association
   LOC             -    Letter of Credit
   MBIA            -    Municipal Bond Investors Assurance Corp.
   Radian          -    Radian Asset Assurance
   XLCA            -    XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade California Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005